BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, subject to redemption, shares	2,829,535	2,829,535
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	1,638,590	1,638,590
Ordinary shares, issued outstanding	1,638,590	1,638,590